Commitments and Contingencies (Tables)	3 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
Schedule of expected future minimum lease payments

Significant expenditure under contracted supply agreements for at the end of the reporting period but not recognized as liabilities is as follows:

TOTAL
$
Less than 1 year	525
1 - 5 years	-
More than 5 years	-
525